Other receivables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Real estate properties held for lease, net member
Other receivables
Total	$ 378,656,298	$ 383,513,125
Henan Derun Real Estate Co. Ltd ("Henan Derun")
Other receivables
Total	140,261,069	142,448,841
Zhengzhou Yongzhi Jianxin Meiyu Private Equity Fund ("Zhengzhou Yongzhi")
Other receivables
Total	22,590,255	22,973,322	$ 22,590,255
Due from contractors
Other receivables
Total	23,571,115	17,253,823
Due from Zijin Royal Palace
Other receivables
Total	44,025,880	45,163,449
Others
Other receivables
Total	$ 148,207,979	$ 155,673,690